Financial assets and liabilities measured at fair value (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Summary of Assets and Liabilities Measured at Fair Value
The table below shows the balance sheet amounts of assets and liabilities measured at fair value.

		2023			2022			2021
		Level in the fair value hierarchy			Level in the fair value hierarchy			Level in the fair value hierarchy
(€ million)	Note	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets measured at fair value
Quoted equity investments	D.7.1.	470	—	—	387	—	—	396	—	—
Unquoted equity investments	D.7.1.	—	—	618	—	—	549	—	—	427
Quoted debt securities	D.7.2.	346	—	—	329	—	—	447	—	—
Unquoted debt securities not meeting the definition of equity instruments	D.7.3.	—	—	132	—	—	115	—	—	78
Contingent consideration relating to divestments	D.7.3.	—	—	214	—	—	303	—	—	378
Financial assets held to meet obligations under deferred compensation plans	D.7.3. & D.11.	572	—	—	512	—	—	549	—	—
Non-current derivatives	D.7.	—	—	—	—	—	—	—	3	—
Current derivatives	D.11.	—	201	—	—	206	—	—	295	—
Mutual fund investments	D.13.	5,349	—	—	9,537	—	—	5,057	—	—
Total financial assets measured at fair value		6,737	201	964	10,765	206	967	6,449	298	883
Financial liabilities measured at fair value
Bayer contingent purchase consideration arising from the acquisition of Genzyme	D.18.	—	—	—	—	—	26	—	—	59
MSD contingent consideration (European vaccines business)	D.18.	—	—	127	—	—	204	—	—	269
Shire contingent consideration arising from the acquisition of Translate Bio	D.18.	—	—	441	—	—	380	—	—	354
Contingent consideration arising from acquisition of Amunix	D.18.	—	—	137	—	—	165	—	—	—
Other contingent consideration arising from business combinations and acquisitions	D.18.	—	—	4	—	—	4	—	—	32
Non-current derivatives	D.20.	—	164	—	—	232	—	—	6	—
Current derivatives	D.19.5	—	127	—	—	94	—	—	79	—
Total financial liabilities measured at fair value		—	291	709	—	326	779	—	85	714